Supplemental Financial Information (Tables)	12 Months Ended
Nov. 03, 2019
Balance Sheet Related Disclosures [Abstract]
Inventory

	November 3, 2019	November 4, 2018

	(In millions)
Finished goods	$339	$483
Work-in-process	414	505
Raw materials	121	136
Total inventory	$874	$1,124

Property, Plant and Equipment, Net

	November 3, 2019	November 4, 2018

	(In millions)
Land	$189	$189
Construction in progress	85	67
Buildings and leasehold improvements	1,078	1,016
Machinery and equipment	3,544	3,257
Total property, plant and equipment	4,896	4,529
Accumulated depreciation and amortization	(2,331)	(1,894)
Total property, plant and equipment, net	$2,565	$2,635

Other Current Assets

	November 3, 2019	November 4, 2018

	(In millions)
Prepaid expenses	$302	$243
Other (miscellaneous)	427	123
Total other current assets	$729	$366

Other Current Liabilities

	November 3, 2019	November 4, 2018

	(In millions)
Contract liabilities	$1,501	$164
Tax liabilities	229	162
Interest payable	214	165
Accrued rebates	95	161
Other (miscellaneous)	577	160
Total other current liabilities	$2,616	$812

Other Long-Term Liabilities

	November 3, 2019	November 4, 2018

	(In millions)
Unrecognized tax benefits (a) (b)	$3,269	$3,088
Tax indemnification liability	116	116
Other (miscellaneous)	2,228	432
Total other long-term liabilities	$5,613	$3,636

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(a) Refer to Note 11. “Income Taxes” for additional information regarding these balances.
(b) Includes accrued interest and penalties.

Other Income, Net

	Fiscal Year
	2019	2018	2017

	(In millions)
Gain (loss) on investment	$145	$3	$(1)
Interest income	98	114	44
Other income	18	27	55
Other expense	(35)	—	(24)
Other income, net	$226	$144	$74